OTHER ASSETS	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
OTHER ASSETS
11.	OTHER ASSETS

	Note	December 31,
		2017	2018
		RMB	RMB

Equity securities	(i)	40,010,000	40,010,000
Less: impairment losses		-	-
Receivable from private equity funds
- Principal		-	21,350,000
- Interest		-	4,523,205
Receivables from disposal of subsidiaries		29,658,807	-
Prepayments		13,053,454	6,741,881
Receivables for realization of collaterals		10,504,570	7,164,458
Amounts due from employees	(ii)	10,027,597	10,126,228
Commission and fee receivables	(iii)	6,686,148	2,323,085
Less: impairment losses		(2,323,085)	(2,323,085)
Other receivables		7,866,237	3,429,580

Total		115,483,728	93,345,352

(i)	In December 2013, the Group invested 10% of the paid-in capital in Guangzhou Huangpu Ronghe Village Bank Co., Ltd. (“Huangpu Ronghe”). As of December 31, 2017 and 2018, Huangpu Ronghe has paid-in capital of RMB100,000,000, and the Group has invested RMB10,000,000 in Huangpu Ronghe. In June 2016, the Group invested 2.14% of the paid-in capital in Guangdong Qingyuan Rural Commercial Bank (“Qingyuan Rural”). As of December 31, 2017 and 2018, Qingyuan Rural has paid-in capital of RMB1,400,000,000, and the Group has invested RMB30,010,000 in Qingyuan Rural.

The Company’s equity securities that do not have readily determinable fair values are measured at cost minus impairment, and adjusted for changes in observable prices. Factors considered by the Group in determining fair value include, but are not limited to, available financial information, the issuer’s ability to meet its current obligations and indications of the issuer’s subsequent ability to raise capital. These investments were accounted for using cost method during 2017. Under the updated standard ASU 2016-01, these investments are now accounted for using the measurement alternative. No change in observable price has been identified and no impairment has recorded for the two years of 2017 and 2018.

(ii)	Due from employees mainly include temporary advances to employees for payments of collateral evaluation fee, mortgage handling fee, payments for office supplies, etc. on behalf of the Group.

(iii)	Commission and fee receivables include commission receivables arising from mortgage agency services, and fee receivables from providing services. The impairment losses for commission and fee receivables was the same as of December 31, 2017 and 2018, amounting to RMB2,323,085.